S000003468 [Member] Expense Example - Sit Minnesota Tax-Free Income Fund - Sit Minnesota Tax-Free Income Fund	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,005